OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Other Liabilities, Noncurrent [Abstract]
Other non-current liabilities

24.	OTHER NON-CURRENT LIABILITIES
Other non-current liabilities is comprised of the following:

(in thousands of $)	2023	2022
Pension obligations (note 25)	(23,471)	(24,269)
Day 1 gain deferred revenue (1)	(19,179)	(31,720)
Deferred commissioning period revenue (2)	(6,276)	(10,396)
Non-current portion of operating lease liabilities (note 13)	(5,881)	(3,587)
Underutilization liability (note 7)	—	(35,806)
Golar Arctic’s contract liability (3)	—	(7,816)
Other payables (4)	(6,793)	(6,834)
Other non-current liabilities	(61,600)	(120,428)
(1) Non-current portion of Day 1 gain deferred on initial recognition of the oil and gas derivative instruments embedded in the LTA (note 7). As of December 31, 2023, the non-current portion of the Day 1 gain deferred revenue relating to FLNG Hilli’s oil and gas derivative instruments is $14.8 million and $4.4 million, respectively (2022: $24.5 million and $7.2 million).

(2) The Customer’s billing during the commissioning period, prior to vessel acceptance and commencement of the LTA, which is considered an upfront payment for services. These amounts billed are recognized as part of “Liquefaction services revenue” in the consolidated statements of operations evenly over the LTA contract term, with this commencing on the Customer’s acceptance of the FLNG Hilli (note 7). The current portion of deferred commissioning period billing is included in “Other current liabilities” (note 23).

(3) Golar Arctic’s contract liability represents the first advance payment received from Snam in relation to the Arctic SPA. In June 2023, Snam’s option to issue the notice to proceed lapsed. In accordance with the Arctic SPA, we retain the first advance payment (note 7).

(4) Included in “Other payables” is an asset retirement obligation relating to FLNG Hilli of $6.0 million and $5.7 million for the years ended December 31, 2023 and 2022, respectively. The corresponding asset of $4.7 million is recorded within “Vessels and equipment, net” (note 19).